Deferred Income Tax Assets and Liabilities - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	$ (39,168)	$ (35,861)	$ (31,914)
Impact of adoption of IFRS 9	673
Recognized in consolidated statements of income	10,044	(3,571)	(3,217)
Exchange Difference	2,287	264	(730)
Deferred Tax Liabilities/Assets, closing balance	(26,164)	(39,168)	(35,861)
Deferred income tax asset	1,263	351	112
Deferred income tax liability	27,427	39,519	35,973
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	(42,620)	(48,847)	(46,975)
Impact of adoption of IFRS 9
Recognized in consolidated statements of income	5,455	5,943	(907)
Exchange Difference	2,483	284	(965)
Deferred Tax Liabilities/Assets, closing balance	(34,682)	(42,620)	(48,847)
Property and Equipment | Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	(776)	(1,228)	(1,247)
Impact of adoption of IFRS 9
Recognized in consolidated statements of income	142	452	24
Exchange Difference	10		(5)
Deferred Tax Liabilities/Assets, closing balance	(624)	(776)	(1,228)
Others | Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	(29)	(29)	(14)
Impact of adoption of IFRS 9
Recognized in consolidated statements of income			(14)
Exchange Difference			(1)
Deferred Tax Liabilities/Assets, closing balance	(29)	(29)	(29)
Intangible Assets | Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	(41,815)	(47,590)	(45,714)
Impact of adoption of IFRS 9
Recognized in consolidated statements of income	5,313	5,491	(917)
Exchange Difference	2,473	284	(959)
Deferred Tax Liabilities/Assets, closing balance	(34,029)	(41,815)	(47,590)
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	3,452	12,986	15,061
Impact of adoption of IFRS 9	673
Recognized in consolidated statements of income	4,589	(9,514)	(2,310)
Exchange Difference	(195)	(20)	235
Deferred Tax Liabilities/Assets, closing balance	8,518	3,452	12,986
Deferred Tax Assets | Minimum Alternate Tax Carry-Forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	927	11,749	14,170
Impact of adoption of IFRS 9
Recognized in consolidated statements of income	(778)	(10,882)	(2,621)
Exchange Difference	(61)	60	200
Deferred Tax Liabilities/Assets, closing balance	88	927	11,749
Deferred Tax Assets | Property and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	83	155	57
Impact of adoption of IFRS 9
Recognized in consolidated statements of income	(2)	(72)	95
Exchange Difference	(5)		3
Deferred Tax Liabilities/Assets, closing balance	76	83	155
Deferred Tax Assets | Credit Impairment Loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance
Impact of adoption of IFRS 9	673
Recognized in consolidated statements of income	4,385
Exchange Difference	(14)
Deferred Tax Liabilities/Assets, closing balance	5,044
Deferred Tax Assets | Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liabilities/Assets, beginning balance	2,442	1,082	834
Recognized in consolidated statements of income	984	1,440	216
Exchange Difference	(116)	(80)	32
Deferred Tax Liabilities/Assets, closing balance	$ 3,310	$ 2,442	$ 1,082